Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 69,295	$ 58,814
Value-added tax (“VAT”) receivables		2,585	2,985
Prepaid financing expense	[1]	987	1,442
Others		1,881	894
Prepaid expenses and other current assets		74,748	64,135
Allowance for credit losses		(174)	(172)	$ (167)	$ (177)
Prepaid expenses and other current assets, net		$ 74,574	$ 63,963

[1]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).